UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10083

MAN FRM ALTERNATIVE MULTI-STRATEGY FUND LLC

(Exact name of registrant as specified in charter)

452 Fifth Avenue, 26th Floor

New York, NY 10018

 (Address of principal executive offices) (Zip code)

Colin Bettison

Man Investments

452 Fifth Avenue, 26th Floor

New York, NY 10018

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 649-6600

Date of fiscal year end: 3/31/2020

Date of reporting period: 06/30/2019

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

MAN FRM ALTERNATIVE MULTI-STRATEGY FUND LLC

Consolidated Schedule of Investments (Unaudited)

June 30, 2019

	First			% of	Notice
	Acquisition		Fair	Net	Period
Portfolio Funds	Date	Cost	Value	Assets	(in Days)	Liquidity

Credit
Canyon Value Realization Fund, L.P.	11/1/2016	$5,854,286	$7,097,150	5.62%	90	Quarterly
Strategy Total		5,854,286	7,097,150	5.62%
Equity Long/Short
DSAM Long Short Equity Fund LP	8/1/2018	5,600,000	5,511,194	4.37%	80	Monthly
Strategy Total		5,600,000	5,511,194	4.37%
Relative Value
Whitebox Relative Value Fund LP	2/1/2016	1,917,145	3,038,741	2.41%	60	Quarterly
Strategy Total		1,917,145	3,038,741	2.41%

Total Investments in Portfolio Funds		$13,371,431	$15,647,085	12.40%
Other Assets, less Liabilities			110,670,305	87.60%
Net Assets			$126,317,390	100.00%

The investments in Portfolio Funds shown above, representing 12.40% of Net Assets, have been fair valued in accordance with procedures established by the Board of Managers.

The registrant's investments on June 30, 2019 are summarized below based on the investment strategy of each specific Portfolio Fund. The classes below have been updated to reflect the strategy classifications utilized by the Adviser.

Investment Strategy	% Total Investments in Portfolio Funds
Credit	45.36%
Equity Long/Short	35.22%
Relative Value	19.42%
100.00%

Portfolio Valuation

The net asset value (“NAV”) of the registrant is determined by, or at the direction of, FRM Investment Management (USA) LLC (“FRM USA” or the “Adviser”) as of the close of business at the end of each fiscal period (as defined in the Registrant’s Limited Liability Company Agreement), in accordance with the valuation principles set forth below, or as may be determined from time to time, pursuant to valuation procedures established by the Board of Managers of the Registrant (the “Board”). Pursuant to the valuation procedures, the Board has delegated to the Adviser the general responsibility for valuation of the investments in the Portfolio Funds subject to the oversight of the Board.

Investments in the private investment funds (the “Portfolio Funds”) are recorded at fair value, generally at an amount equal to the NAV of the registrant's investments in the Portfolio Funds as determined by each Portfolio Fund's general partner or investment manager. If no such information is available or if such information is deemed to be not reflective of fair value, an estimated fair value is determined in good faith by the Board or pursuant to procedures adopted by the Board. Generally, the values of investments in the Portfolio Funds are determined whereby the registrant records the investments and subsequent subscriptions at acquisition cost which represents fair value. Thereafter, the value of such an investment is adjusted to reflect the registrant’s share of the Portfolio Fund’s net investment income or loss and unrealized and realized gain or loss to reflect changes in the fair value of the investment for the period. As of June 30, 2019, the investments in the Portfolio Funds were fair valued using the NAVs of the Portfolio Funds.

Portfolio Funds generally record their investments at fair value in accordance with generally accepted accounting principles in the United States (“GAAP”) or International Financial Reporting Standards. The Portfolio Funds generally hold positions in readily marketable securities and derivatives that are valued at quoted market values and/or less liquid nonmarketable securities and derivatives that are valued at fair value. Accordingly, valuations do not necessarily represent the amounts that might be realized by the Portfolio Funds from sales or other dispositions of their investments, nor do they reflect other expenses or fees that might be incurred by the Portfolio Funds upon disposition. The mix and concentration of more readily marketable securities and less liquid nonmarketable securities varies across the Portfolio Funds based on various factors, including the nature of their investment strategies and market forces.

Because of the inherent uncertainty of valuation of the registrant’s investments in Portfolio Funds, their estimated values may differ significantly from the values that would have been used had a ready market for the Portfolio Funds existed, and the differences could be material. Net change in accumulated unrealized appreciation on investments in the statement of operations is net of fees and performance-based compensation paid to the investment managers of the Portfolio Funds.

The Adviser conducts initial and ongoing due diligence monitoring of the registrant’s investments in Portfolio Funds. The due diligence process includes evaluation of the valuation policies and procedures of the investment managers of Portfolio Funds and assessment of specific valuation matters. In addition to formal annual due diligence reviews of the Portfolio Funds’ investment managers, the Adviser conducts regular discussions with the Portfolio Funds’ investment managers, which may include discussions concerning valuation policy and valuation matters that may impact the Portfolio Funds. The Adviser is responsible for the implementation and maintenance of internal controls and procedures related to the Portfolio Funds’ valuations. The Adviser may rely upon valuations provided by the investment managers of the Portfolio Funds. The Adviser maintains an investment committee that convenes periodically to oversee the application of the registrant’s valuation policies and review various Portfolio Funds’ valuation metrics.

In prior reporting periods, the registrant used a fair value hierarchy that prioritized the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received on the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gave the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy were as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the registrant has the ability to access at the measurement date;

•	Level 2 – Quoted prices which are not considered to be active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•	Level 3 – Prices, inputs or modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The preparation of the Consolidated Schedule of Investments in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the Consolidated Schedule of Investments and accompanying notes. Management believes that the estimates utilized in preparing the registrant’s Consolidated Schedule of Investments are reasonable and prudent; however, the actual results could differ from these estimates.

The registrant complies with the authoritative guidance under GAAP for estimating the fair value of investments in Portfolio Funds that have calculated NAV in accordance with the specialized accounting guidance for investment companies. Accordingly, the registrant estimates the fair value of an investment in a Portfolio Fund using the NAV of the investment (or its equivalent) without further adjustment unless the Adviser determines that the NAV is deemed to be not reflective of the fair value. FASB ASC 850 – Fair Value Measurement and Disclosures no longer requires investments for which fair value is determined based on practical expedient reliance to be reported utilizing the fair value hierarchy. As of June 30, 2019, all of the investments were fair valued using the NAV as practical expedient of the investments in Portfolio Funds.

(a)	Credit This class includes Portfolio Funds that seek to invest in credit-sensitive (generally below investment-grade) issuers. The managers of such Portfolio Funds seek to perform a high level of due diligence and to take advantage of what the Portfolio Fund’s manager discerns to be relatively inexpensive securities. The securities may be inexpensive due to regulatory anomalies or other constraints on traditional lenders (e.g. speed of decision-making process or disclosure rules). Credit sub-strategies may include credit long-short and credit value investments.

(b)	Equity Long/Short This class includes Portfolio Funds that combine long positions and short sales with the aim of seizing opportunities in both rising and falling markets, while offsetting systematic market risks. Market exposure can vary substantially, leading to a wide range of risk and return profiles. Equity Long-Short sub-strategies include long bias, low net and highly variable focus. Portfolio Funds that utilize long bias seek to maintain a net long exposure to the market. Portfolio Funds that use a low net approach seek to have a small or no net market exposure. “Highly variable” Portfolio Funds are more opportunistic about net market exposure and do not intend to remain neutral or to maintain a particular directional bias.

(c)	Relative Value This class includes Portfolio Funds that focus on spread relationships between pricing components of financial assets or commodities. They seek to avoid assuming any outright market risk, although spread risk and tail risk may be significant. Relative Value sub-strategies may include volatility arbitrage, statistical arbitrage, event arbitrage, fixed income arbitrage and credit arbitrage.

Aggregate purchases and proceeds from redemptions of interests in Portfolio Funds by the registrant for the period from April 1, 2019 to June 30, 2019 were $3,500,000 and $106,557,876, respectively. There were no unfunded commitments outstanding to the Portfolio Funds at June 30, 2019.

Federal Tax Cost

The cost of Portfolio Funds that are partnerships for federal income tax purposes is adjusted for items of taxable income allocated to the registrant from such Portfolio Funds. The allocated taxable income is reported to the registrant by each such Portfolio Fund on a Schedule K-1, or PFIC statement, generally as of December 31 (or in certain cases taxable income for PFICs is determined using a mark-to-market election). As a result, the aggregate cost of Portfolio Funds as of October 31, as well as the tax composition of net assets for federal income tax purposes, has been estimated by the Adviser using information from the Portfolio Funds and/or other information. The actual tax cost of investments and composition of net assets for federal income tax purposes may be different. The registrant's required distributions and tax liability for the tax year, including the period November 1, 2018 through June 30, 2019, will be determined by the net investment income or loss and net realized gain or loss for the tax year ending October 31, 2019.

At October 31, 2018, gross unrealized appreciation and depreciation of investments in the Portfolio Funds held by the registrant based on cost for federal income tax purposes were as follows:

	Attributable to investments held directly by the registrant	Attributable to investments held directly by the Blocker Fund
Cost of Investments in Portfolio Funds	$118,163,013	$4,196,366

Gross Unrealized Appreciation	4,003,184	-
Gross Unrealized Depreciation	(6,888,293)	(2,312,247)
Net Unrealized Appreciation/(Depreciation)	$(2,885,109)	$(2,312,247)

The registrant's cost of investment in the Blocker Fund for federal income tax purposes at October 31, 2018 was $2,471,904. The cost of investments in Portfolio Funds attributable to investments held directly by the registrant shown above excludes the cost of the registrant’s investment in the Blocker Fund.

Organizational Update

As of April 25, 2019, and prior to the expiration of the Company’s offer to purchase units of limited liability company interests in the Company at their June 30, 2019 net asset value (the “Offer”), the Company had received tenders of Units exceeding the amount of Units that the Company has offered to purchase. The purchase of Units tendered in the Offer, coupled with a projection of Units likely to be tendered in upcoming repurchase offers made by the Company, would have resulted in a material reduction in the total net assets of the Company. This reduction in assets would have increased the expense ratio of the Company, which increases the costs borne by investors in the Company as a percentage of the value of their Units.

FRM USA evaluated alternative courses of action available to the Company and determined that a significant reduction in the Company’s net assets was unavoidable.

Accordingly, FRM USA recommended to the Board that it cancel the Offer and approve a proposal to liquidate the Company’s assets and to close the Company. Upon careful consideration of this recommendation, on April 25, 2019, the Board canceled the Offer, and suspended the sale of Units and approved a plan of liquidation providing for the orderly liquidation of investments and distribution of the proceeds of such liquidation and the Company’s available cash to Members.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Man FRM Alternative Multi-Strategy Fund LLC

By (Signature and Title):	/s/ Michelle McCloskey
Michelle McCloskey, Principal Executive Officer

Date: August 29, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):	/s/ Michelle McCloskey
Michelle McCloskey, Principal Executive Officer

Date: August 29, 2019

By (Signature and Title):	/s/ Colin Bettison
Colin Bettison, Principal Financial Officer

Date: August 29, 2019